Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt

	2013	2012
Short-term bank borrowings	24	36
Current portion of long-term debt	16	271

Total	40	307

Schedule of Long-Term Debt

Long-term debt

	Range of interest rates	Average rate of interest	Amount outstanding 2013	Due in 2014	Due after 2014	Due after 2018	Average remaining term (in years)	Amount outstanding December 31, 2012
EUR notes	—	—	—	—	—	—	—	187
USD notes	3.3-5.8	4.4	3,133	9	3,124	1,378	5.4	3,018
Revolving Credit Facility	2.4-2.4	2.4	150	—	150	—	3.2	230
Bank borrowings	2.0-2.0	2.0	4	1	3	—	1.1	5
Liabilities arising from capital lease transactions	2.6-13.8	5.7	10	6	4	—	1.6	16

		4.3	3,297	16	3,281	1,378	5.2	3,456

Long-Term Debt at Book Value	The following amounts of long-term debt at book value as of December 31, 2013 are due in the next 5 years:

2014	16
2015	14
2016	511
2017	624
2018	754
Due after 5 years	1,378

3,297

Summary of Outstanding Notes

The following table summarizes the outstanding notes as of December 31, 2013:

	Principal amount	Fixed/ floating	Interest rate	Current coupon rate	Maturity date
Term Loan	486	Floating	LIBOR plus 3.25% with a floor of 1.25%	4.5%	2017
Term Loan	399	Floating	LIBOR plus 2.50% with a floor of 0.75%	3.25%	2020
Senior Unsecured Notes	500	Fixed	3.5%	3.5%	2016
Senior Unsecured Notes	750	Fixed	3.75%	3.75%	2018
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2021
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2023
Revolving Credit Facility	150	Floating	LIBOR plus 2.25%	2.4%	2017